Deferred Income (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Income
Schedule of deferred income

	June 30,	December 31,
	2024	2023
	€1,000	€1,000
Payments from Eli Lilly	23,341	20,569
Payments from Rett Syndrome Research Trust	486	—
Current deferred income	23,827	20,569

Payments from Eli Lilly	34,840	44,170
Non-current deferred income	34,840	44,170

Total deferred income	58,667	64,739